Significant Accounting Policies (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Company's accrual for product warranty claims
Balance at January 1	$ 27,723	$ 26,755	$ 22,710
Charges to expense	43,484	37,879	33,265
Settlements	(39,329)	(36,911)	(29,220)
Balance at December 31	$ 31,878	$ 27,723	$ 26,755